Note 21 - Subsequent Events	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
21.
Subsequent Events:

(a)
Declaration and Payment of Dividends (common stock):
On
July 3, 2017
,
the Company declared a dividend for the
second
quarter ended
June 30, 2017,
of
$0.10
per share on its common stock, payable on
August 7, 2017
,
to stockholders of record on
July 24, 2017
.

(b)
Declaration and Payment of Dividends (preferred stock Series B, Series C and Series D):
On
July 3, 2017
,
the Company declared a dividend of
$0.476563
per share on its Series B Preferred Stock, a dividend of
$0.531250
per share on its Series C Preferred Stock and a dividend of
$0.546875
per share on its Series D Preferred Stock which were all paid on
July 17, 2017
to holders of record on
July 14, 2017
.

(c)	Loan Prepayments: On July 21, 2017 and August 3, 2017, the Company prepaid the amounts of $8,000 and $1,000 in relation to the loans discussed in Note 10.B.9 and Note 10.B.1, respectively.

(d)
New Loan Agreement:
On
August 1, 2017,
Nerida Shipping Co., a wholly owned subsidiary of the Company, entered into a loan agreement with a bank for an amount of up to
$17,625
for general corporate purposes
.